Business combination (Tables)	12 Months Ended
Dec. 31, 2021
Guangzhou Pengai
Business combination
Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000

Other receivables	100
Inventories	400
Property, plant and equipment	500
Net identifiable assets acquired	1,000
Add: goodwill (Note 14)	6,300
Net assets acquired	7,300

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000

Cash consideration	(7,300)
Cash and cash equivalents	—
Net outflow of cash and cash equivalents included in cash flows from investing activities	(7,300)

Summary of pro forma revenue and profit after tax

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2021:

2021
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	3,797
Loss after tax	(333)

Shanghai Jiahong
Business combination
Schedule of consideration, assets and liabilities and net outflow in respect of the acquisition

The following table summarises the consideration paid for Shanghai Jiahong.

RMB’000
Purchase consideration
Cash paid in 2020	4,940
Cash received in 2021	(3,940)
Consideration payable as at 31 December 2021	6,200
Total purchase consideration	7,200

Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	1,121
Intangible assets	2,120
Trade receivables and other receivables	602
Inventories	123
Properties, plant and equipment	4,014
Trade payables and other payables	(2,392)
Lease liabilities	(4,116)
Deferred income tax liabilities	(530)
Non-controlling interest	(188)
Net identifiable assets acquired	754
Add: goodwill (Note 14)	6,446
Net assets acquired	7,200

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash consideration	(1,500)
Cash and cash equivalents	1,121
Net outflow of cash and cash equivalents included in cash flows from investing activities	(379)

Summary of pro forma revenue and profit after tax

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2020:

2020
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	901,593
Loss after tax	(247,616)

Xian New Pengai Yueji Medical Aesthetic Clinic Co Ltd Member
Business combination
Schedule of consideration, assets and liabilities and net outflow in respect of the acquisition

The following table summarises the consideration paid for Xian Pengai.

RMB’000
Purchase consideration
Fair value of the previously held equity interest in Shenzhen Yueji at the acquisition date	10,500
Cash consideration	2,252
Settlement of pre-existing balance with Shenzhen Yueji	456
Total purchase consideration	13,208

Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	245
Intangible assets	4,240
Trade receivables and other receivables	401
Inventories	148
Properties, plant and equipment	3,881
Trade payables and other payables	(180)
Lease liabilities	(3,585)
Current income tax liabilities	(99)
Deferred income tax liabilities	(412)
Non-controlling interest	(1,392)
Net identifiable assets acquired	3,247
Add: goodwill (Note 14)	9,961
Net assets acquired	13,208

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash consideration	(5,820)
Cash and cash equivalents	245
Net outflow of cash and cash equivalents included in cash flows from investing activities	(5,575)

Summary of pro forma revenue and profit after tax

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2020:

2020
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	903,306
Loss after tax	(246,715)

Jiangsu Liangyan Medical Aesthetic Clinic Co Ltd Member
Business combination
Schedule of consideration, assets and liabilities and net outflow in respect of the acquisition

The following table summarises the consideration paid for Jiangsu Liangyan.

RMB’000

Purchase consideration
Cash paid	25,000
Contingent consideration	8,181
Settlement of pre-existing balance with Jiangsu Liangyan	5,966

Total purchase consideration	39,147

Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000

Cash and cash equivalents	1,198
Intangible assets	14,000
Trade receivables and other receivables	1,700
Inventories	452
Properties, plant and equipment	17,823
Trade payables and other payables	(2,717)
Borrowings	(810)
Lease liabilities	(13,928)
Deferred income tax liabilities	(3,337)
Non-controlling interest	(4,420)

Net identifiable assets acquired	9,961
Add: goodwill (Note 14)	29,186

Net assets acquired	39,147

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000

Cash consideration	(25,000)
Cash and cash equivalents	1,198

Net outflow of cash and cash equivalents included in cash flows from investing activities	(23,802)

Summary of pro forma revenue and profit after tax

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2020:

2020
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	924,948
Loss after tax	(249,660)

Guangdong Hanfei
Business combination
Schedule of consideration, assets and liabilities and net outflow in respect of the acquisition

The following table summarises the consideration paid for Guangdong Hanfei.

RMB’000

Purchase consideration
Cash paid	61,000
Cash consideration payable	41,000
Contingent consideration	41,021
Derivative financial assets	(22,611)
Settlement of pre-existing balance with Guangdong Hanfei	5,016

Total purchase consideration	125,426

Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000

Cash and cash equivalents	1,805
Intangible assets	61,057
Trade receivables and other receivables	13,020
Inventories	7,061
Properties, plant and equipment	173,577
Deferred income tax assets	2,894
Trade payables and other payables	(34,700)
Borrowings	(5,545)
Lease liabilities	(135,814)
Contract liabilities	(23,732)
Current income tax liabilities	(10,499)
Non-controlling interest	(26,669)

Net identifiable assets acquired	22,455
Add: goodwill (Note 14)	102,971

Net assets acquired	125,426

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000

Cash consideration	(42,000)
Cash and cash equivalents	1,805

Net outflow of cash and cash equivalents included in cash flows from investing activities	(40,195)

Summary of pro forma revenue and profit after tax

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2020:

2020
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	1,069,869
Loss after tax	(245,715)

Beijing Aomei
Business combination
Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	27
Intangible assets	2,419
Trade receivables and other receivables	1,113
Inventories	57
Property, plant and equipment	2,743
Trade payables and other payables	(122)
Lease liabilities	(2,362)
Deferred income tax liabilities	(600)
Current income tax liabilities	(9)
Non-controlling interest	(163)
Net identifiable assets acquired	3,103
Add: goodwill (Note 14)	8,397
Net assets acquired	11,500

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash consideration	—
Cash and cash equivalents	27
Net outflow of cash and cash equivalents included in cash flows from investing activities	27